Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Fair Values of Financial Instruments

NOTE 15 – FAIR VALUES OF FINANCIAL INSTRUMENTS

The estimated fair values of recognized financial instruments as of December 31 were as follows:

	2017
(Dollars in thousands)	Carrying Value	Level I	Level II	Level III	Total Fair Value

Financial assets
Cash and cash equivalents	$36,420	$36,420	$–	$–	$36,420
Securities available-for-sale	97,752	1,087	96,665	–	97,752
Securities held-to-maturity	25,758	–	25,491	–	25,491
Restricted stock	4,614	N/A	N/A	N/A	N/A
Loans held for sale	246	246	–	–	246
Net loans	511,226	–	–	513,106	513,106
Bank-owned life insurance	13,218	13,218	–	–	13,218
Accrued interest receivable	1,545	1,545	–	–	1,545
Mortgage servicing rights	270	–	–	270	270
Financial liabilities
Deposits	$583,259	$473,467	$–	$110,224	$583,691
Short-term borrowings	39,480	39,480	–	–	39,480
Other borrowings	11,409	–	–	10,365	10,365
Accrued interest payable	90	90	–	–	90

	2016
(Dollars in thousands)	Carrying Value	Level I	Level II	Level III	Total Fair Value

Financial assets
Cash and cash equivalents	$36,838	$36,838	$–	$–	$36,838
Securities available-for-sale	103,875	1,081	102,794	–	103,875
Securities held-to-maturity	23,883	–	23,444	–	23,444
Restricted stock	4,614	N/A	N/A	N/A	N/A
Net loans	470,158	–	–	471,815	471,815
Bank-owned life insurance	10,361	10,361	–	–	10,361
Accrued interest receivable	1,409	1,409	–	–	1,409
Mortgage servicing rights	261	–	–	261	261
Financial liabilities
Deposits	$540,785	$428,676	$–	$112,642	$541,318
Short-term borrowings	48,742	48,742	–	–	48,742
Other borrowings	12,385	–	–	12,511	12,511
Accrued interest payable	76	76	–	–	76

For purposes of the above disclosures of estimated fair value, the following assumptions are used:

Cash and cash equivalents; Loans held for sale; Accrued interest receivable; Mortgage servicing rights; Short-term borrowings, and Accrued interest payable

The fair value of the above instruments is considered to be carrying value.

Securities

The fair value of securities available-for-sale and securities held-to-maturity, which are measured on a recurring basis, are determined primarily by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on securities’ relationship to other similar securities. Classified as Level I or Level II in the fair value hierarchy.

Net loans

The fair value for loans is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value. Fair value of non-accrual loans is based on carrying value, classified as Level III.

Bank-owned life insurance

The carrying amount of bank-owned life insurance is based on the cash surrender value of the policies and is a reasonable estimate of fair value, classified as Level I.

Restricted stock

Restricted stock includes FHLB Stock and Federal Reserve Bank Stock. It is not practicable to determine the fair value of regulatory equity securities due to restrictions placed on their transferability.

Deposits

The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount rates are estimated using market rates currently offered for similar instruments with similar remaining maturities, resulting in a Level III classification. Demand, savings, and money market deposit accounts are valued at the amount payable on demand as of quarter end, resulting in a Level I classification.

Other borrowings

The fair value of FHLB advances are estimated using a discounted cash flow analysis based on the current borrowing rates for similar types of borrowings, resulting in a Level III classification.

The Company also had unrecognized financial instruments at December 31, 2017 and 2016. These financial instruments relate to commitments to extend credit and letters of credit. The aggregate contract amount of such financial instruments was approximately $178.2 million at December 31, 2017, and $163.7 million at December 31, 2016. Such amounts are also considered to be the estimated fair values.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information. These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument over the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Since no ready market exists for a significant portion of the financial instruments, fair value estimates are largely based on judgments after considering such factors as future expected credit losses, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature, involve uncertainties and matters of significant judgment and therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates.